Convertible Notes Payable (Details) - Schedule of change in fair value including net transfers	6 Months Ended
Jun. 30, 2020 USD ($)
Schedule of change in fair value including net transfers [Abstract]
Balance on December 31, 2019
Issuances to debt discount	376,274
Issuances to interest expense	1,283,148
Change in fair value of derivative liabilities	(240,517)
Change in fair value of warrant liabilities	574,334
Balance on June 30, 2020	$ 1,993,239